Maturities of Debt Securities Classified as Available-for-sale (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Due within one year	¥ 2,676
Due after one year through five years	12,968
Due after five years through ten years	8,748
Due after ten years	14,512
Total	¥ 38,904